Related party transactions - Fair Value Gain/Loss on Convertible Bond (Details) - Archer - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017
Fair value (loss) / gain of Archer debt component
Related Party Transaction [Line Items]
Fair value (loss) / gain	$ (3)
Fair value (loss) / gain of Archer embedded conversion option
Related Party Transaction [Line Items]
Fair value (loss) / gain	$ (9)
Predecessor | Fair value (loss) / gain of Archer debt component
Related Party Transaction [Line Items]
Fair value (loss) / gain		$ 2	$ 1
Predecessor | Fair value (loss) / gain of Archer embedded conversion option
Related Party Transaction [Line Items]
Fair value (loss) / gain		$ 2	$ (4)